Acquisitions - Summary of Pro-Forma Financial Statements of Company (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basis Of Presentation And Organization [Line Items]
Net Sales	$ 159,849	$ 164,046
Net Loss	$ (5,050)	$ (2,854)